Quarterly Report
August 31, 2022
MFS®  Growth Fund
MEG-Q3

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	1,775,063	$188,955,456
Brokerage & Asset Managers – 2.5%
Charles Schwab Corp.	6,029,363	$427,783,305
CME Group, Inc.	2,289,514	447,851,833
		$875,635,138
Business Services – 6.1%
Clarivate PLC (a)	9,335,847	$108,949,334
CoStar Group, Inc.	4,685,026	326,265,211
Equifax, Inc.	1,428,677	269,662,784
MSCI, Inc.	1,444,484	648,919,992
TransUnion	2,918,057	215,556,871
Verisk Analytics, Inc., “A”	3,078,400	576,153,344
		$2,145,507,536
Cable TV – 0.6%
Charter Communications, Inc., “A” (a)	547,237	$225,806,403
Computer Software – 21.6%
Adobe Systems, Inc. (a)	2,978,240	$1,112,193,946
Atlassian Corp. PLC, “A” (a)	494,296	122,417,347
Autodesk, Inc.	1,061,127	214,071,761
Black Knight, Inc. (a)	1,379,741	91,283,665
Bumble, Inc., “A”	1,530,062	38,328,053
Cadence Design Systems, Inc. (a)	2,028,834	352,550,484
Intuit, Inc.	2,091,328	902,993,604
Microsoft Corp.	16,152,057	4,223,278,344
Salesforce, Inc. (a)	2,140,504	334,175,484
Synopsys, Inc.	805,498	278,718,418
		$7,670,011,106
Computer Software - Systems – 6.9%
Apple, Inc.	12,570,477	$1,976,330,394
Block, Inc., “A” (a)	1,182,729	81,501,855
ServiceNow, Inc. (a)	880,543	382,701,599
Shopify, Inc. (a)	523,490	16,568,459
		$2,457,102,307
Construction – 3.0%
Sherwin-Williams Co.	2,215,945	$514,320,834
Vulcan Materials Co.	3,231,461	538,005,942
		$1,052,326,776
Consumer Products – 2.6%
Colgate-Palmolive Co.	5,496,086	$429,848,886
Estee Lauder Cos., Inc., “A”	1,993,664	507,148,248
		$936,997,134
Electrical Equipment – 1.5%
AMETEK, Inc.	2,929,931	$352,060,509
Johnson Controls International PLC	3,462,665	187,468,683
		$539,529,192

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.1%
Applied Materials, Inc.	1,640,291	$154,302,174
ASML Holding N.V., ADR	641,156	314,127,971
Lam Research Corp.	699,069	306,129,306
NVIDIA Corp.	4,412,934	666,088,258
		$1,440,647,709
Energy - Independent – 0.9%
EOG Resources, Inc.	1,300,080	$157,699,704
Hess Corp.	1,424,552	172,057,391
		$329,757,095
Gaming & Lodging – 1.0%
Hilton Worldwide Holdings, Inc.	2,862,265	$364,538,070
General Merchandise – 0.5%
Dollar Tree, Inc. (a)	1,172,393	$159,070,282
Health Maintenance Organizations – 1.1%
UnitedHealth Group, Inc.	774,999	$402,480,231
Insurance – 1.8%
Aon PLC	1,798,134	$502,146,901
Arthur J. Gallagher & Co.	684,423	124,270,684
		$626,417,585
Internet – 8.5%
Alphabet, Inc., “A” (a)	18,968,580	$2,052,779,728
Alphabet, Inc., “C” (a)	5,696,580	621,781,707
Match Group, Inc.	2,954,993	167,045,754
Meta Platforms, Inc., “A” (a)	1,054,736	171,848,136
		$3,013,455,325
Leisure & Toys – 1.2%
Electronic Arts, Inc.	2,605,875	$330,607,362
Take-Two Interactive Software, Inc. (a)	669,920	82,105,395
		$412,712,757
Machinery & Tools – 0.3%
Roper Technologies, Inc.	262,107	$105,519,036
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	1,363,480	$286,099,008
Medical Equipment – 10.5%
Abbott Laboratories	5,875,021	$603,070,906
Becton, Dickinson and Co.	1,231,229	310,786,824
Boston Scientific Corp. (a)	13,663,273	550,766,535
Danaher Corp.	3,465,545	935,385,251
Edwards Lifesciences Corp.	3,431,575	309,184,907
STERIS PLC	815,134	164,151,685
Thermo Fisher Scientific, Inc.	1,576,804	859,862,757
		$3,733,208,865
Network & Telecom – 0.3%
Equinix, Inc., REIT	157,313	$103,412,847

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.8%
American Express Co.	1,108,308	$168,462,816
Mastercard, Inc., “A”	3,742,674	1,214,011,165
Visa, Inc., “A”	5,201,757	1,033,641,134
		$2,416,115,115
Pharmaceuticals – 2.6%
Vertex Pharmaceuticals, Inc. (a)	1,712,365	$482,475,962
Zoetis, Inc.	2,857,311	447,254,891
		$929,730,853
Railroad & Shipping – 0.9%
Canadian Pacific Railway Ltd.	4,038,651	$302,333,414
Restaurants – 0.7%
Chipotle Mexican Grill, Inc., “A”	151,726	$242,276,077
Specialty Chemicals – 0.3%
Air Products & Chemicals, Inc.	454,726	$114,795,579
Specialty Stores – 7.8%
Amazon.com, Inc. (a)	20,381,540	$2,583,767,826
Lululemon Athletica, Inc. (a)	472,545	141,744,598
O'Reilly Automotive, Inc. (a)	80,416	56,059,602
		$2,781,572,026
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT	1,400,060	$355,685,243
Total Common Stocks		$34,211,698,165
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 2.21% (v)	1,225,966,675	$1,225,966,675

Other Assets, Less Liabilities – 0.1%		31,196,356
Net Assets – 100.0%		$35,468,861,196
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,225,966,675 and $34,211,698,165, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$34,211,698,165	$—	$—	$34,211,698,165
Mutual Funds	1,225,966,675	—	—	1,225,966,675
Total	$35,437,664,840	$—	$—	$35,437,664,840
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$475,301,471	$2,684,142,803	$1,933,448,502	$(20,890)	$(8,207)	$1,225,966,675

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,672,044	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.